Long-term debt and capital lease obligations - Accounts Receivable Facility, Other and Secured debt (Details) - EUR (€)	Mar. 31, 2018	Dec. 31, 2017
Long-term Debt and Capital Lease Obligations.
Current Portion of long term borrowings	€ 872,508,000	€ 883,535,000
Amended 2012 credit agreement
Long-term Debt and Capital Lease Obligations.
Maximum amount available	3,235,196,000	3,319,153,000
Balance outstanding	2,087,351,000	2,027,082,000
Accounts Receivable Facility
Long-term Debt and Capital Lease Obligations.
Maximum amount available	649,298,000	667,056,000
Balance outstanding	295,836,000	294,338,000
Letters of credit outstanding	€ 57,823,000	€ 59,404,000